Income Taxes (Tables) - Enjoy Technology Inc [Member]	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Line Items]
Schedule of Loss Before Income Tax Benefits
The components of loss before provision for income taxes are as follows (in thousands):

	Years Ended December 31,
	2020	2019
Federal	$(160,042)	$(95,463)
Foreign	2,355	5,847

Loss before provision for income taxes	$(157,687)	$(89,616)

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate
A reconciliation of the federal statutory income tax rate to the effective tax rate is as follows:

	Years Ended December 31,
	2020	2019
Federal statutory rate	21.0%	21.0%
Effect of:
State statutory rate, net of federal tax benefit	3.0%	4.6%
Foreign tax	(2.6%)	(0.1%)
Change in valuation allowance	(16.2%)	(25.0%)
Loss on Convertible Loan	(5.0%)	—
Other	(0.3%)	(0.6%)

Total	(0.1%)	(0.1%)

Schedule of Current and Deferred Portions of Income Tax Benefits
The income tax provision consists of the following (in thousands):

	Years Ended December 31,
	2020	2019
Current provision:
Federal	$—	$—
State	22	15
Foreign	75	37

Total current provision	97	52

Deferred provision:
Federal	—	—
State	—	—
Foreign	—	26

Total deferred provision	—	26

Provision for income taxes	$97	$78

Summary of Net Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The approximate amount of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$96,646	$67,127
Accruals and reserves	462	333
Property and equipment	568	328

Total deferred tax asset before valuation allowance	97,676	67,788
Valuation allowance	(97,676)	(67,788)
Deferred tax assets, net of valuation allowance	$—	$—

Summary of Gross Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of the gross unrecognized tax benefit for the years ended December 31, 2020 and 2019 are as follows (in thousands):

Gross unrecognized tax benefits at January 1, 2019	$1,538
Increase for tax positions during 2019	2,071

Gross unrecognized tax benefits at December 31, 2019	3,609
Increase for tax positions during 2020	1,763

Gross unrecognized tax benefits at December 31, 2020	$5,372